Key Risk Themes - Commercial Real Estate (Tables)	6 Months Ended
Jun. 30, 2024
IFRS 9 Focus Areas Overview of CRE Portfolio [Abstract]
CRE Portfolio [text block table]	CRE portfolio June 30, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Allowance for Credit Losses² Gross Carrying Amount¹ Allowance for Credit Losses² Real Estate Activities³ 49,705 704 49,267 460 thereof: non-recourse 25,078 579 25,073 382 thereof: stress-tested portfolio 21,692 554 21,331 364 Other industry sectors³ non-recourse 12,447 217 13,119 225 thereof: stress-tested portfolio 8,840 104 9,879 114 Total non-recourse CRE portfolio 37,525 796 38,192 606 thereof: stress-tested portfolio 30,532 658 31,210 478 1 Loans at amortized cost 2 Allowance for credit losses do not include allowance for country risk 3 Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code
Non-Recourse CRE Portfolio [text block table]	Non-recourse CRE portfolio June 30, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 24,872 27,325 Stage 2 9,107 7,661 Stage 3 3,546 3,206 Total 37,525 38,192 Six monthsendedJune 30, 2024 Twelve monthsendedDec 31, 2023 Provision for Credit Losses² 309 445 1 Loans at amortized cost 2 Provision for Credit Losses do not include country risk provisions
Stress-tested CRE Portfolio [text block table]	Stress-tested CRE portfolio June 30, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 19,535 21,568 Stage 2 7,888 6,889 Stage 3 3,109 2,753 Total 30,532 31,210 thereof: North America 54% 56% Western Europe (including Germany) 39%2 36%2 Asia/Pacific 7% 7% thereof: offices 42% 42% North America 24% 23% Western Europe (including Germany) 16%3 17%3 Asia/Pacific 2% 2% thereof: residential 13% 14% thereof: hospitality 9% 10% thereof: retail 9% 9% Weighted average LTV, in % Investment Bank 66% 66% Corporate Bank 55% 53% Other Business 68% 68% Six monthsendedJune 30, 2024 Twelve monthsendedDec 31, 2023 Provision for Credit Losses4 302 388 thereof: North America 251 298 1 Loans at amortized cost 2 Germany accounts for ca 8% as of June 30, 2024 and ca 7% as of December 31, 2023 of the total stress-tested CRE portfolio 3 Office loans in Germany account for 4% of total office loans in the stress-tested CRE portfolio as of June 30, 2024 and as of December 31, 2023 4 Provision for Credit Losses do not include country risk provisions